SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

A new private placement offering of approximately US$6 million

On August 14, 2025, the Company entered into Securities Purchase Agreements with three investors for a private placement offering, providing for the sale and issuance of 5,357,144 ordinary shares of the Company, par value $0.004 per share, for a total purchase price of approximately $6 million at $1.12 per share (the “Offering”). The Offering was closed on August 19, 2025.

The Unsecured Convertible Promissory Note issued by the Company are converted into the Company’s ordinary shares

On August 26, 2025, within the “First Election Period” as outlined in the Securities Purchase Agreement signed between the Company and the investor (the “Investor”) of the Unsecured Convertible Promissory Note issued by the Company, the Investor informed the Company that they intend to convert the note into the Company’s ordinary shares. The number of conversion shares equals the amount of the principal amount being converted (the “Conversion Amount”) divided by the Conversion Price. The Conversion Amount is $3,000,000, and the Conversion Price will be determined by taking 90% of the closing price of the Company’s ordinary shares on August 26, 2025, which was $4.662, which means the number of conversion shares of the principal will be 750,751 shares. On September 2, the Company issued the 750,751 shares to the Investor.

In November 2025, the Company agreed to convert the accumulated unpaid interest on the Unsecured Convertible Promissory Note, amounting to $102,602.74, into the Company’s common stock at the same conversion price as the principal, which is $4.662 per share. The number of conversion shares of the interest will be 22,008 shares. On November 14, the Company issued the 22,008 shares to the Investor.

The Company has canceled its development plan for a new business in AI manufacturing

On February 19, 2025, the Company announced the formation of a majority-owned subsidiary in Hong Kong, Aifinity Base Limited (“Aifinity”). On March 7, 2025, Aifinity established a new subsidiary, Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. (“Yingke Precision”), in Shenzhen. Aifinity and Yingke Precision planned to manufacture advanced liquid cooling panels specifically tailored for artificial intelligence (AI) infrastructure, high-performance computing (HPC). Regrettably, due to unforeseen alterations in the business environment of the target market, resulting in a scarcity of essential local resources, the Company made the difficult decision to terminate its investment plan for this new business in August 2025.

A new lease agreement has been executed for the New York office

As the lease for the Company’s New York office expired in September 2025, the Company signed a new lease agreement in August 2025. The new lease agreement has a term from August 31, 2025 to December 31, 2028. The Company’s rental expenses for the years 2025, 2026, 2027, and 2028, as per the lease agreement, are $127,296, $381,888, $391,435, and $401,221, respectively.

The Company changed its corporate name and ticker symbol

On November 13, 2025, the Company officially rebranded as Chaince Digital Holdings Inc. from Mercurity Fintech Holding Inc. The new corporate name, ticker symbol “CD,” and website www.chaincedigital.com all went live on November 13, 2025, at the opening of trading on the Nasdaq Global Market. This comprehensive rebranding was approved by the Company’s shareholders at its 2025 Annual General Meeting held on September 15, 2025.

Another new private placement offering of approximately US$6.14 million

On December 5, 2025, the Company entered into Securities Purchase Agreements with one investor for a private placement offering, providing for the sale and issuance of 1,000,000 ordinary shares of the Company, par value $0.004 per share, for a total purchase price of approximately $6.14 million at $6.14 per share (the “Offering”). As of December 10, the Offering has not been closed.